Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share
Schedule of basic and diluted loss per share

	For the Years Ended December 31,
	2020	2021	2022
Numerator:
Net loss	(151,657)	(321,455)	(2,032,348)
Accretion on convertible redeemable preferred shares to redemption value	(651,190)	—	—
Effect of exchange rate changes on convertible redeemable preferred shares	10,862	—	—
Less: Net loss attributable to noncontrolling interests	—	—	(20,133)
Net loss attributable to ordinary shareholders of Li Auto Inc.	(791,985)	(321,455)	(2,012,215)
Including: Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(806,358)	(321,455)	(2,012,215)
Net income from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	14,373	—	—

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	870,003,278	1,853,320,448	1,941,230,998

Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(0.93)	(0.17)	(1.04)
Basic and diluted net income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	0.02	—	—
Basic and diluted net loss per share attributable to ordinary shareholders of Li Auto Inc.	(0.91)	(0.17)	(1.04)